UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 180,486,910	¥ 1,229,278,298	¥ 1,228,983,711
Short term investments	127,404,355	867,738,320	1,138,090,600
Accounts receivable, net	3,729,249	25,399,545	43,587,890
Prepaid services fees	8,738,842	59,519,383	48,743,215
Other receivables and prepaid expenses	3,854,174	26,250,388	1,713,996
Total current assets	324,213,530	2,208,185,934	2,461,119,412
NON-CURRENT ASSETS
Property and equipment, net	11,275	76,789	127,162
Long-term investments	14,229	96,911	96,911
Deferred tax assets	43,532	296,489	443,086
Operating lease right-of-use assets	153,394	1,044,750	738,392
Total non-current assets	222,430	1,514,939	1,405,551
Total assets	324,435,960	2,209,700,873	2,462,524,963
CURRENT LIABILITIES
Accounts payable	3,175,542	21,628,301	27,263,888
Deferred revenues	4,881,603	33,248,109	7,121,109
Other payables and accrued liabilities	4,487,660	30,564,992	31,458,765
Bank borrowings	4,404,704	30,000,000	30,000,000
Operating lease liabilities-current	84,596	576,177	530,997
Taxes payable	2,280,988	15,535,576	12,867,650
Total current liabilities	19,315,093	131,553,155	109,242,409
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current	67,341	458,653	240,895
Total non-current liabilities	67,341	458,653	240,895
Total liabilities	19,382,434	132,011,808	109,483,304
SHAREHOLDERS’ EQUITY
Additional paid-in capital	342,564,009	2,333,169,210	2,333,169,210
Retained earnings	(22,574,221)	(153,750,763)	80,135,137
Statutory reserves	1,083,936	7,382,582	8,354,597
Accumulated other comprehensive loss	(21,440,101)	(146,026,382)	(99,859,762)
Total MicroAlgo Inc. shareholders’ equity	299,633,624	2,040,774,657	2,321,799,192
NONCONTROLLING INTERESTS	5,419,902	36,914,408	31,242,467
Total equity	305,053,526	2,077,689,065	2,353,041,659
Total liabilities and shareholders’ equity	324,435,960	2,209,700,873	2,462,524,963
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock, value	1	8	8
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Common stock, value		¥ 2	¥ 2